Employee Benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefits

Note 22: Employee Benefits
Pension and Postretirement Plans
We sponsor a frozen noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. The Cash Balance Plan was frozen on July 1, 2009, and no new benefits accrue after that date.
Prior to July 1, 2009, eligible employees’ Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation; the freeze discontinued the allocation of compensation credits after
June 30, 2009. Investment credits continue to be allocated to participants’ accounts based on their accumulated balances.
We did not make a contribution to our Cash Balance Plan in 2023. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2024. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments.
We recognize settlement losses for our Cash Balance Plan based on an assessment of whether lump sum benefit payments will, in aggregate for the year, exceed the sum of its annual service and interest cost (threshold). Settlement losses of $221 million were recognized during 2022, representing the pro rata portion of the net loss in accumulated other comprehensive income (AOCI) based on the percentage reduction in the Cash Balance Plan’s projected benefit obligation attributable to 2022 lump sum payments (included in the “Benefits paid” line in Table 22.1). There were no settlement losses recognized during 2023.
Additionally, we sponsored the Wells Fargo Canada Corporation Pension Plan to employees in Canada (Canada Pension Plan), a defined benefit retirement plan. In June 2022, an annuity contract was entered into that effected a full settlement of this Canada Pension Plan, resulting in a plan settlement of $29 million and a settlement loss of $5 million.
Our nonqualified defined benefit plans are unfunded and provide supplemental defined benefit pension benefits to certain eligible employees. The benefits under these plans were frozen in prior years.
Other benefits include health care and life insurance benefits provided to certain retired employees. We reserve the right to amend, modify or terminate any of these benefits at any time.
The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.
Table 22.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on our consolidated balance sheet. Changes in the benefit obligation for the qualified plans were driven by the amounts of benefits paid and changes in the actuarial loss (gain) amounts, which are driven by changes in the discount rates at December 31, 2023 and 2022, respectively.
Table 22.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2023			December 31, 2022
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$8,141	391	309	11,032	501	439
Service cost	25	—	—	19	—	—
Interest cost	403	18	15	348	12	9
Plan participants’ contributions	—	—	37	—	—	39
Actuarial loss (gain)	191	8	(8)	(2,256)	(76)	(103)
Benefits paid	(634)	(42)	(66)	(966)	(46)	(75)
Settlements, Curtailments, and Amendments	—	—	—	(29)	—	—
Foreign exchange impact	—	—	—	(7)	—	—
Benefit obligation at end of period	8,126	375	287	8,141	391	309

Change in plan assets:
Fair value of plan assets at beginning of period	8,600	—	476	11,581	—	550
Actual return on plan assets	653	—	44	(1,998)	—	(45)
Employer contribution	15	42	6	16	46	7
Plan participants’ contributions	—	—	37	—	—	39
Benefits paid	(634)	(42)	(66)	(966)	(46)	(75)
Settlement	—	—	—	(29)	—	—
Foreign exchange impact	—	—	—	(4)	—	—
Fair value of plan assets at end of period	8,634	—	497	8,600	—	476
Funded status at end of period	$508	(375)	210	459	(391)	167
Amounts recognized on the consolidated balance sheet at end of period:
Assets	$585	—	224	522	—	181
Liabilities	(77)	(375)	(14)	(63)	(391)	(14)
Table 22.2 provides information for pension and postretirement plans with benefit obligations in excess of plan assets.
Table 22.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2023		December 31, 2022
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$549	—	539	—
Accumulated benefit obligation	511	14	509	14
Fair value of plan assets	97	—	86	—
Table 22.3 presents the components of net periodic benefit cost and OCI. Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on our consolidated statement of income.
Table 22.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2023			December 31, 2022			December 31, 2021
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$25	—	—	19	—	—	17	—	—
Interest cost	403	18	15	348	12	9	296	12	11
Expected return on plan assets	(503)	—	(25)	(511)	—	(22)	(598)	—	(19)
Amortization of net actuarial loss (gain)	139	5	(25)	136	11	(22)	140	15	(20)
Amortization of prior service cost (credit)	—	—	(10)	1	—	(10)	—	—	(10)
Settlement loss	—	—	—	226	1	—	134	2	—
Net periodic benefit cost	64	23	(45)	219	24	(45)	(11)	29	(38)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	41	8	(27)	253	(76)	(36)	(142)	(18)	(40)
Amortization of net actuarial gain (loss)	(139)	(5)	25	(136)	(11)	22	(140)	(15)	20
Amortization of prior service credit (cost)	—	—	10	(1)	—	10	—	—	10
Settlement (loss)	—	—	—	(226)	(1)	—	(134)	(2)	—
Total recognized in other comprehensive income	(98)	3	8	(110)	(88)	(4)	(416)	(35)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$(34)	26	(37)	109	(64)	(49)	(427)	(6)	(48)
Table 22.4 provides the amounts recognized in AOCI
(pre-tax).

Table 22.4: Benefits Recognized in Accumulated OCI

	December 31, 2023			December 31, 2022
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$2,842	74	(406)	2,940	71	(404)
Net prior service cost (credit)	—	—	(106)	—	—	(116)
Total	$2,842	74	(512)	2,940	71	(520)
Plan Assumptions
For additional information on our pension accounting assumptions, see Note 1 (Summary of Significant Accounting Policies). Table 22.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.

Table 22.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2023			December 31, 2022
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.99%	4.87	4.90	5.18	5.08	5.12
Interest crediting rate	3.91	3.39	N/A	4.10	3.58	N/A

Table 22.6 presents the weighted-average assumptions used to determine the net periodic benefit cost, including the impact of interim re-measurements as applicable.

Table 22.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2023			December 31, 2022			December 31, 2021
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	5.12%	5.04	5.06	3.93	2.34	2.11	2.63	2.32	2.31
Interest crediting rate	4.10	3.58	N/A	3.37	1.51	N/A	2.68	1.08	N/A
Expected return on plan assets	6.09	N/A	5.34	5.35	N/A	4.00	5.17	N/A	3.50
To account for postretirement health care plans, we used health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation, we assumed an average annual increase of approximately 16.50% for health care costs in 2024. This rate is assumed to trend down 0.30%-3.20% per year until the trend rate reaches an ultimate rate of 4.50% in 2033. The 2023 periodic benefit cost was determined using an initial annual trend rate of 13.90%. This rate was assumed to decrease 0.60%-1.50% per year until the trend rate reached an ultimate rate of 4.50% in 2032.

Investment Strategy and Asset Allocation
We seek to achieve the expected long-term rate of return with a prudent level of risk, given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with a moderate amount of long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies, coupled with an investment strategy for the fixed income assets that is generally designed to match the interest rate sensitivity of the Cash Balance Plan’s benefit obligations. The Cash Balance Plan currently has a target asset allocation mix of the following ranges: 75%-85% fixed income, 10%-20% equities, and 0%-10% in real estate, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 50%-60% equities and 40%-50% fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees’ Beneficiary Association (VEBA) trust, which are primarily invested in fixed income securities and cash. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 22.7.

Table 22.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Period ended December 31,
2024	$751	42	30
2025	679	40	29
2026	646	38	28
2027	639	37	26
2028	632	35	25
2029-2033	2,991	147	109

Fair Value of Plan Assets
Table 22.8 presents the classification of the fair value of the pension plan and other benefit plan assets in the fair value hierarchy. See Note 15 (Fair Values of Assets and Liabilities) for a description of the fair value hierarchy.
Table 22.8: Pension and Other Benefit Plan Assets

	Carrying value at period-end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2023
Cash and cash equivalents	$199	2	—	201	47	135	—	182
Long duration fixed income (1)	1,618	4,884	—	6,502	—	—	—	—
Intermediate (core) fixed income	—	159	—	159	—	161	—	161
High-yield fixed income	—	102	—	102	—	—	—	—
International fixed income	—	99	—	99	—	—	—	—
Domestic large-cap stocks	261	85	—	346	—	68	—	68
Domestic mid-cap stocks	37	20	—	57	—	18	—	18
Domestic small-cap stocks	37	1	—	38	—	6	—	6
Global stocks	—	129	—	129	—	—	—	—
International stocks	117	156	—	273	10	21	—	31
Emerging market stocks	33	70	—	103	—	—	—	—
Real estate	45	—	—	45	—	—	—	—
Hedge funds/absolute return	—	32	—	32	—	—	—	—
Other	21	22	10	53	7	—	24	31
Plan investments – excluding investments at NAV	$2,368	5,761	10	8,139	64	409	24	497
Investments at NAV (2)				264				—
Net receivables				231				—
Total plan assets				$8,634				497
December 31, 2022
Cash and cash equivalents	$214	4	—	218	41	135	—	176
Long duration fixed income (1)	1,398	4,919	—	6,317	—	—	—	—
Intermediate (core) fixed income	—	227	—	227	—	154	—	154
High-yield fixed income	—	91	—	91	—	—	—	—
International fixed income	—	84	—	84	—	—	—	—
Domestic large-cap stocks	232	35	—	267	—	60	—	60
Domestic mid-cap stocks	74	40	—	114	—	16	—	16
Domestic small-cap stocks	64	4	—	68	—	9	—	9
Global stocks	—	152	—	152	—	—	—	—
International stocks	105	141	—	246	9	19	—	28
Emerging market stocks	29	57	—	86	—	—	—	—
Real estate	46	—	—	46	—	—	—	—
Hedge funds/absolute return	—	42	—	42	—	—	—	—
Other	90	23	10	123	6	—	24	30
Plan investments – excluding investments at NAV	$2,252	5,819	10	8,081	56	393	24	473
Investments at NAV (2)				415				—
Net receivables				104				3
Total plan assets				$8,600				476
(1)This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 10 years and 9 years for December 31, 2023 and 2022, respectively, and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.
(2)Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.
Table 22.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 22.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of period	Gains (losses) (1)	Purchases, sales and settlements (net)	Transfer into/(out of) Level 3	Balance end of period
(in millions)
December 31, 2023
Pension plan assets	$10	—	—	—	10
Other benefits plan assets	24	—	—	—	24
December 31, 2022
Pension plan assets	$11	—	—	(1)	10
Other benefits plan assets	24	—	—	—	24
(1)Represents unrealized and realized gains (losses).
VALUATION METHODOLOGIES  Following is a description of the valuation methodologies used for assets measured at fair value.
Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the fund’s NAV per share held at year end. The NAV per share is quoted on a private market that is not active; however, the NAV per share is based on underlying investments traded on an active market. This group of assets also includes investments in registered investment companies valued at the NAV per share held at year end and in interest-bearing bank accounts.
Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes highly liquid government securities such as U.S. Treasuries, limited partnerships valued at the NAV, registered investment companies, and collective investment funds described above.
Domestic, Global, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies and collective investment funds described above.
Real Estate –includes investments in exchange-traded equity securities, and registered investment companies described above.
Hedge Funds / Absolute Return – includes investments in collective investment funds as described above.
Other – insurance contracts that are stated at cash surrender value. This group of assets also includes investments in registered investment companies and collective investment funds described above.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Defined Contribution Retirement Plans
We sponsor a qualified defined contribution retirement plan, the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after 1 month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits.
With some exceptions, employees with one year of service who are employed in a benefit-eligible position on December 15 are eligible to receive matching contributions, which are dollar for dollar up to 6% of certified compensation. The 401(k) Plan also includes a non-discretionary base contribution of 1% of certified compensation for employees with annual compensation of less than $75,000. Eligible employees are 100% vested in their matching contributions and base contributions after three years of service. Base and matching contributions are made annually at year end. The 401(k) Plan provides installment payment options to the existing lump sum and partial lump sum distribution options and offers optional investment advisory services.
Total defined contribution retirement plan expenses were $1.0 billion in both 2023 and 2022, and $1.1 billion in 2021.